Shares issued and outstanding	6 Months Ended
Jun. 30, 2023
Shares Issued and Outstanding [Abstract]
Disclosure of Shares Issued and Outstanding [text block]	Shares issued and outstanding in million Jun 30, 2023 Dec 31, 2022 Shares issued 2,040.2 2,066.8 Shares in treasury 4.6 28.9 Of which: Buyback 4.6 28.9 Other 0.0 0.0 Shares outstanding 2,035.6 2,037.8